Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	OTHER CURRENT ASSETS
Other current assets are detailed below:

	December 31, 2023	December 31, 2022
Public funding receivables	651	190
Taxes and other government receivables	241	270
Advances and prepayments	180	125
Loans and deposits	10	10
Interest receivable	27	22
Derivative instruments	58	56
Other current assets	128	61
Total	1,295	734
Public funding receivables are described in Note 7.
Taxes and other government receivables mainly include receivables related to value-added tax, primarily in European tax jurisdictions.
Advances and prepayments include prepaid amounts associated with multi-annual supply and service agreements.
Derivative instruments are further described in Note 26.
Other current assets include a $28 million contribution to be received in 2024 from a third party as part of a collaborative agreement associated with the ongoing capacity expansion project for the 300mm wafer fab in Crolles, France. Total contributions received from the third party as part of this collaborative agreement totaled $54 million, reported as "Proceeds from capital grants and other contributions" in the statement of cash flows for the year ended December 31, 2023.
The Company applies a current expected credit losses model on all financial assets measured at amortized cost, including deposits, loans and receivables. The major portion of other current assets to which this model applies corresponds to government receivables. Due to the existing history of zero-default on receivables originated by governments, the expected credit losses are assumed to be not significant as of December 31, 2023 and December 31, 2022. Other current assets presented in the table above within the lines “Loans and deposits” and “Other current assets” are composed of amounts not deemed at exposure of default. Consequently, no loss allowance was reported on those current assets as of December 31, 2023 and December 31, 2022.